Employee Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Employee Benefits
Summary of ESOP shares

	March 31,	December 31,
	2015	2014
Allocated shares	16,958	16,958
Unearned shares	36,935	36,935
Total ESOP shares	53,893	53,893
Fair value of unearned shares	$516	$523

	December 31, 2014	December 31, 2013
Allocated shares	16,958	7,811
Unearned shares	36,935	—

Total ESOP shares	53,893	7,811

Fair value of unearned shares	$523	$—